SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
12.	SUBSEQUENT EVENTS

On January 25, 2016, the Company declared a cash dividend of $0.12 per share with respect of the results of the fourth quarter of 2015, which was paid on February 22, 2016.

On February 18, 2016, the Company announced an agreement to acquire 1,571,749 NAO shares in a private transaction.